UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	DELAWARE GROUP EQUITY FUNDS II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Large Cap Value Fund

February 29, 2008

	Number of
	Shares	Value
Common Stock – 99.72%
Consumer Discretionary – 8.82%
Gap	1,766,000	$35,620,220
*Limited Brands	1,881,300	28,689,825
Mattel	1,599,600	30,904,272
		95,214,317
Consumer Staples – 12.46%
Heinz (H.J.)	776,700	34,260,237
*Kimberly-Clark	521,900	34,017,442
Kraft Foods Class A	1,157,500	36,079,275
*Safeway	1,049,500	30,162,630
		134,519,584
Energy – 7.01%
*Chevron	440,600	38,182,396
ConocoPhillips	453,700	37,525,527
		75,707,923
Financials – 23.07%
Allstate	747,700	35,687,721
Chubb	653,000	33,237,700
Discover Financial Services	2,090,200	31,541,118
*Hartford Financial Services Group	439,000	30,686,100
*Huntington Bancshares	2,404,300	29,380,546
Morgan Stanley	777,800	32,760,936
Wachovia	880,300	26,954,786
*Washington Mutual	1,942,100	28,743,080
		248,991,987
Health Care – 18.41%
Abbott Laboratories	587,100	31,439,205
Baxter International	543,300	32,065,566
Bristol-Myers Squibb	1,386,200	31,341,982
Johnson & Johnson	546,500	33,861,140
Pfizer	1,636,785	36,467,570
Wyeth	767,600	33,482,712
		198,658,175
Industrials – 6.18%
Donnelley (R.R.) & Sons	972,600	30,957,858
Waste Management	1,087,500	35,702,625
		66,660,483
Information Technology – 11.67%
Intel	1,497,000	29,865,150
International Business Machines	319,300	36,355,498
Motorola	2,585,300	25,775,441
Xerox	2,308,200	33,930,540
		125,926,629
Materials – 3.30%
duPont (E.I.) deNemours	768,200	35,659,844
		35,659,844
Telecommunications – 5.90%
AT&T	903,200	31,458,456
Verizon Communications	885,800	32,172,256
		63,630,712
Utilities – 2.90%

*Progress Energy	747,600	31,331,916
		31,331,916
Total Common Stock (cost $1,112,265,844)		1,076,301,570
	Principal
	Amount
≠Discount Note – 0.16%
Federal Home Loan Bank 2.00% 3/3/08	$ 1,758,296	1,758,100
Total Discount Note (cost $1,758,100)		1,758,100

Total Value of Securities Before Securities Lending Collateral – 99.88%
(cost $1,114,023,944)		1,078,059,670
	Number of
	Shares
Securities Lending Collateral** – 8.27%
Investment Companies
Mellon GSL DBT II Collateral Fund	89,245,690	89,245,690
Total Securities Lending Collateral (cost $89,245,690)		89,245,690

Total Value of Securities – 108.15%
(cost $1,203,269,634)		1,167,305,360	©
Obligation to Return Securities Lending Collateral** – (8.27%)		(89,245,690)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.12%		1,273,538
Net Assets Applicable to 66,563,886 Shares Outstanding – 100.00%		$1,079,333,208

≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $119,807,472 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Large Cap Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

2. Investments

At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,205,349,459
Aggregate unrealized appreciation	$121,633,943
Aggregate unrealized depreciation	(159,678,042)
Net unrealized depreciation	$(38,044,099)

For federal income tax purposes, at November 30, 2007, capital loss carryforwards of $11,222,337 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,231,045 expires in 2009 and $6,991,292 expires in 2010.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$1,165,547,260	$-
Level 2	1,758,100	-
Level 3	-	-
Total	$1,167,305,360	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of the securities on loan was $119,807,472, for which the Fund received collateral, comprised of non-cash collateral valued at $35,979,000, and cash collateral of $89,245,690. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

Schedule of Investments (Unaudited)

Delaware Value Fund

February 29, 2008
	Number of
	Shares	Value
Common Stock – 98.89%
Consumer Discretionary – 9.21%
Gap	897,700	$18,106,609
*Limited Brands	968,900	14,775,725
Mattel	816,600	15,776,712
		48,659,046
Consumer Staples – 12.40%
Heinz (H.J.)	374,500	16,519,195
*Kimberly-Clark	252,600	16,464,468
Kraft Foods Class A	554,600	17,286,882
*Safeway	528,800	15,197,712
		65,468,257
Energy – 6.54%
*Chevron	198,000	17,158,680
ConocoPhillips	210,100	17,377,371
		34,536,051
Financials – 22.72%
Allstate	342,500	16,347,524
*Chubb	316,100	16,089,490
Discover Financial Services	1,062,250	16,029,353
*Hartford Financial Services Group	205,000	14,329,500
*Huntington Bancshares	1,163,800	14,221,636
Morgan Stanley	377,200	15,887,664
*Wachovia	430,400	13,178,848
*Washington Mutual	937,700	13,877,960
		119,961,975
Health Care – 18.22%
Abbott Laboratories	294,400	15,765,120
Baxter International	267,700	15,799,654
Bristol-Myers Squibb	635,500	14,368,655
Johnson & Johnson	265,300	16,437,988
Pfizer	741,300	16,516,164
Wyeth	396,700	17,304,054
		96,191,635
Industrials – 6.25%
*Donnelley (R.R.) & Sons	516,500	16,440,195
Waste Management	504,900	16,575,867
		33,016,062
Information Technology – 11.60%
Intel	749,500	14,952,525
*International Business Machines	154,600	17,602,756
Motorola	1,251,400	12,476,458
*Xerox	1,104,900	16,242,030
		61,273,769
Materials – 3.24%
duPont (E.I.) deNemours	368,400	17,101,128
		17,101,128
Telecommunications – 5.84%
AT&T	438,500	15,272,955
Verizon Communications	427,900	15,541,328
		30,814,283
Utilities – 2.87%

*Progress Energy	361,900	15,167,229
		15,167,229
Total Common Stock (cost $552,507,228)		522,189,435
	Principal
	Amount
≠Discount Note – 0.85%
Federal Home Loan Bank 2.00% 3/3/08	$4,466,751	4,466,255
Total Discount Note (cost $4,466,255)		4,466,255

Total Value of Securities Before Securities Lending Collateral – 99.74%
(cost $556,973,483)		526,655,690
	Number of
	Shares
Securities Lending Collateral** – 8.98%
Investment Companies
Mellon GSL DBT II Collateral Fund	47,393,802	47,393,802
Total Securities Lending Collateral (cost $47,393,802)		47,393,802

Total Value of Securities – 108.72%
(cost $604,367,285)		574,049,492	©
Obligation to Return Securities Lending Collateral** – (8.98%)		(47,393,802)

Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%		1,391,868

Net Assets Applicable to 47,734,031 Shares Outstanding – 100.00%		$528,047,558

≠The rate shown is the effective yield at the time of purchase.
*Fully or partially on loan.
**See Note 3 in "Notes."
©Includes $61,794,577 of securities loaned.

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Equity Funds II - Delaware Value Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 29, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 29, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$606,526,104
Aggregate unrealized appreciation	47,017,191
Aggregate unrealized depreciation	(79,493,803)
Net unrealized depreciation	$(32,476,612)

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of February 29, 2008:

Level	Securities	Derivatives
Level 1	$569,583,237	$-
Level 2	4,466,255	-
Level 3	-	-
Total	$574,049,492	$-

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service,

Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records securities lending income net of allocations to the security lending agent and the borrower.

At February 29, 2008, the market value of securities on loan was $61,794,577, for which the Fund received collateral, comprised of non-cash collateral valued at $17,176,800, and cash collateral of $47,393,802. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of February 29, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.